Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Finished product available-for-sale	$ 5,273	$ 2,937
Unfinished product and packaging materials	1,055	1,302
Current inventories	$ 6,328	$ 4,239